DESCRIPTION OF ORGANIZATION AND BUSINESS OPERATIONS (Details Narrative) - USD ($)	4 Months Ended
	Dec. 31, 2025	Sep. 09, 2025	Jun. 23, 2025
Pelican Holdco Inc [Member]
Common Stock Aggregate value	The Merger consideration being a number of shares of the Company’s common stock with an aggregate value equal to $215,000,000, based upon a per share value of $10.00. Existing Greenland shareholders will receive an aggregate of 1,500,000 shares of the Company’s common stock and existing March GL shareholders will receive an aggregate of 20,000,000 shares of the Company’s common stock. Pelican shareholders will receive one share of the Company’s common stock for each share of Pelican common stock they currently hold (subject to redemptions).
Working capital deficit	$ 88,845
Greenland Exploration Limited
Aggregate value			$ 215,000,000
Cash	36,051
Loan receivable	232,519	$ 100,000
Working capital deficit	$ 156,575
Greenland Exploration Limited | Holdco Common Stock [Member]
Aggregate shares			20,000,000
Greenland Exploration Limited | Greenland Common Stock [Member]
Aggregate shares			1,500,000